UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                    ________


                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                    DATE OF REPORTING PERIOD: JUNE 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS


[GRAPHIC OMITTED]                                    RIVERPARK LARGE GROWTH FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 98.9%**
  Consumer Discretionary -- 21.3%
    CarMax*                                    13,390           $     887
    Discovery Communications, Cl C*            38,390               1,193
    Dollar Tree*                               26,112               2,062
    Dollarama^                                 23,822               1,444
    Las Vegas Sands                            50,833               2,672
    Melco Crown Entertainment ADR              42,422                 833
    Priceline Group*                            2,183               2,513
    Starbucks                                  34,328               1,841
    Walt Disney                                17,555               2,004
                                                                ---------
                                                                   15,449
                                                                ---------
  Energy -- 10.3%
    Cabot Oil & Gas, Cl A                      36,810               1,161
    EOG Resources                              20,309               1,778
    Schlumberger                               24,101               2,077
    Southwestern Energy*                      106,189               2,414
                                                                ---------
                                                                    7,430
                                                                ---------
  Financials -- 31.4%
    Affiliated Managers Group*                  8,451               1,848
    American Express                           14,068               1,093
    American Tower REIT, Cl A                  23,506               2,193
    Charles Schwab                             70,464               2,301
    CME Group, Cl A                            20,467               1,905
    Equinix REIT                               12,265               3,115
    Intercontinental Exchange                   3,132                 700
    Realogy Holdings*                          78,514               3,668
    TD Ameritrade Holding                      53,239               1,960
    The Blackstone Group LP (a)                96,357               3,938
                                                                ---------
                                                                   22,721
                                                                ---------
  Health Care -- 4.6%
    Intuitive Surgical*                         2,034                 985
    Perrigo                                    12,847               2,375
                                                                ---------
                                                                    3,360
                                                                ---------
  Industrials -- 0.8%
    Precision Castparts                         2,816                 563
                                                                ---------
  Information Technology -- 24.8%
    Alliance Data Systems*                      6,211               1,813
    Apple                                      17,443               2,188
    eBay*                                      15,504                 934
    Facebook, Cl A*                            26,166               2,244
    Google, Cl A*                               3,408               1,840
    Google, Cl C*                               3,442               1,792
    Mastercard, Cl A                           24,377               2,279
    QUALCOMM                                   20,865               1,307
    Trimble Navigation*                        55,482               1,301
    Visa, Cl A                                 33,372               2,241
                                                                ---------
                                                                   17,939
                                                                ---------
  Materials -- 4.3%
    Ecolab                                      5,560                 629
    Monsanto                                   18,651               1,988



--------------------------------------------------------------------------------
                                               SHARES/
                                             FACE AMOUNT
DESCRIPTION                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
    Praxair                                     4,388           $     524
                                                                ---------
                                                                    3,141
                                                                ---------
  Telecommunication Services -- 1.4%
    SBA Communications, Cl A*                   8,974               1,032
                                                                ---------
Total Common Stock
  (Cost $60,535) (000)                                             71,635
                                                                ---------
Time Deposit -- 1.2%
    Brown Brothers Harriman,
      0.030%, 07/01/15
       (Cost $876) (000)                      $   876                 876
                                                                ---------
Total Investments -- 100.1%
  (Cost $61,411) (000) +                                        $  72,511
                                                                =========

As of June 30, 2015, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $72,434 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
(a) Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $3,938 (000) or 5.4% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2015, the tax basis cost of the Fund's investments was $61,411
     (000) and the unrealized appreciation and depreciation were $13,848 (000) and ($2,748) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




RPF-QH-001-1000

[GRAPHIC OMITTED]                                       RIVERPARK/WEDGEWOOD FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             SHARES/
                                              FACE
                                             AMOUNT
DESCRIPTION                                   (000)            VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 90.9%**
  Consumer Discretionary -- 12.3%
    Coach                                   3,478,000           $ 120,373
    LKQ*                                    3,130,000              94,667
    Priceline Group*                           75,000              86,353
                                                                ---------
                                                                  301,393
                                                                ---------
  Consumer Staples -- 2.9%
    Mead Johnson Nutrition, Cl A              797,000              71,905
                                                                ---------
  Energy -- 12.0%
    Core Laboratories                         625,500              71,332
    National Oilwell Varco                  2,328,000             112,396
    Schlumberger                            1,279,000             110,237
                                                                ---------
                                                                  293,965
                                                                ---------
  Financials -- 13.2%
    Berkshire Hathaway, Cl B*               1,332,000             181,299
    M&T Bank                                1,151,000             143,794
                                                                ---------
                                                                  325,093
                                                                ---------
  Health Care -- 11.4%
    Express Scripts Holding*                1,899,000             168,897
    Perrigo                                   265,000              48,980
    Varian Medical Systems*                   736,000              62,067
                                                                ---------
                                                                  279,944
                                                                ---------
  Industrials -- 9.2%
    Cummins                                   550,000              72,154
    Stericycle*                               469,000              62,804
    Verisk Analytics, Cl A*                 1,238,000              90,077
                                                                ---------
                                                                  225,035
                                                                ---------
  Information Technology -- 29.9%
    Apple                                   1,244,000             156,029
    Cognizant Technology
      Solutions, Cl A*                      2,189,000             133,726
    EMC                                     2,917,000              76,979
    Google, Cl A*                             134,000              72,365
    Google, Cl C*                              54,148              28,185
    QUALCOMM                                2,946,000             184,508
    Visa, Cl A                              1,205,000              80,916
                                                                ---------
                                                                  732,708
                                                                ---------
Total Common Stock
  (Cost $1,955,167) (000)                                       2,230,043
                                                                ---------
Time Deposit -- 9.5%
    Brown Brothers Harriman,
      0.030%, 07/01/15
       (Cost $233,956) (000)              $   233,956             233,956
                                                                ---------
Total Investments -- 100.4%
  (Cost $2,189,123) (000) +                                    $2,463,999
                                                                =========

As of June 30, 2015, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $2,454,741 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

+ At June 30, 2015, the tax basis cost of the Fund's investments was $2,189,123 (000) and the unrealized appreciation and depreciation were $375,318 (000) and ($100,442) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





RPF-QH-001-1000

[GRAPHIC OMITTED]                           RIVERPARK SHORT TERM HIGH YIELD FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          FACE AMOUNT
DESCRIPTION                                   (000)           VALUE (000)
--------------------------------------------------------------------------------

Schedule of Investments
Corporate Obligations -- 91.2%
  Consumer Discretionary -- 28.5%
    Academy
       9.250%, 08/01/19 (a)                  $ 11,142          $   11,763
    Accuride
       9.500%, 08/01/18                         7,000               7,175
    American Achievement
       10.875%, 04/15/16 (a)                   14,365              13,683
    Brightstar
       9.500%, 12/01/16 (a)                    32,961              33,950
    Cambium Learning Group
       9.750%, 02/15/17                         3,087               3,133
    Carmike Cinemas
       7.375%, 05/15/19                        22,593              23,939
    Checkers Drive-In Restaurants
       11.000%, 12/01/17 (a)                   16,450              17,828
    New Academy Finance
       8.000%, 06/15/18 (a)                    60,545              61,150
    Pittsburgh Glass Works
       8.000%, 11/15/18 (a)                    11,445              12,103
    Spencer Spirit Holdings
       9.000%, 05/01/18 (a)                    38,025              38,595
    Tops Holding
       8.875%, 12/15/17                        26,919              28,161
                                                                ---------
                                                                  251,480
                                                                ---------
  Consumer Staples -- 13.1%
    Central Garden and Pet
       8.250%, 03/01/18                        17,616              18,083
    HJ Heinz
       4.250%, 10/15/20                        28,300              28,901
    Rite Aid
       8.000%, 08/15/20                        16,941              17,703
    Spectrum Brands
       6.750%, 03/15/20                        11,194              11,815
    Sysco
       4.350%, 10/02/34                         1,575               1,591
       3.000%, 10/02/21                         2,854               2,883
       2.350%, 10/02/19                           125                 126
    US Foods
       8.500%, 06/30/19                        32,554              34,019
                                                                ---------
                                                                  115,121
                                                                ---------
  Energy -- 3.4%
    Dresser-Rand Group
       6.500%, 05/01/21                        15,500              16,756
    Drill Rigs Holdings
       6.500%, 10/01/17 (a)                     1,205               1,063
    Sabine Pass LNG
       7.500%, 11/30/16                        11,355              12,008
                                                                ---------
                                                                   29,827
                                                                ---------
  Financials -- 8.9%
    Homefed
       6.500%, 06/30/18 (a)                    31,500              31,500



--------------------------------------------------------------------------------
                                          FACE AMOUNT
DESCRIPTION                                  (000)            VALUE (000)
--------------------------------------------------------------------------------
    TransUnion
       9.625%, 06/15/18                      $ 18,355           $  18,429
       8.125%, 06/15/18                        27,558              28,199
                                                                ---------
                                                                   78,128
                                                                ---------
  Health Care -- 7.0%
    Alere
       8.625%, 10/01/18                         1,240               1,287
    Endo Finance
       7.000%, 07/15/19 (a)                     4,920               5,115
    Hologic
       6.250%, 08/01/20                         8,134               8,419
    Lantheus Medical Imaging
       9.750%, 05/15/17                        17,771              18,317
    Par Pharmaceutical
       7.375%, 10/15/20                         8,504               9,099
    Prospect Medical Holdings
       8.375%, 05/01/19 (a)                     4,137               4,412
    United Surgical Partners
      International
       9.000%, 04/01/20                        14,350              15,319
                                                                ---------
                                                                   61,968
                                                                ---------
  Industrials -- 6.7%
    Cemex
       5.273%, 09/30/15 (a) (b)                 1,200               1,200
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                    1,709               1,777
    Hyva Global BV
       8.625%, 03/24/16 (a)                    13,028              12,654
    Quality Distribution
       9.875%, 11/01/18                         8,549               9,009
    VWR Funding
       7.250%, 09/15/17                        33,329              34,537
                                                                ---------
                                                                   59,177
                                                                ---------
  Materials -- 11.0%
    ArcelorMittal
       4.500%, 08/05/15                        12,833              12,845
    Berry Plastics
       9.750%, 01/15/21                        39,013              42,803
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                    19,480              19,516
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                   21,564              21,807
                                                                ---------
                                                                   96,971
                                                                ---------
  Telecommunication Services -- 11.0%
    Consolidated Communications
       10.875%, 06/01/20                       38,555              44,194
    Goodman Networks
       12.125%, 07/01/18                       19,000              15,390
    Level 3 Financing
       3.914%, 01/15/18 (b)                       205                 206
    Telesat Canada
       6.000%, 05/15/17 (a)                    36,143              36,821
                                                                ---------
                                                                   96,611
                                                                ---------

[GRAPHIC OMITTED]                           RIVERPARK SHORT TERM HIGH YIELD FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            FACE AMOUNT
DESCRIPTION                                (000)/SHARES        VALUE (000)
--------------------------------------------------------------------------------
  Utilities -- 1.6%
    Atlantic Power
       9.000%, 11/15/18                      $ 13,100           $  13,739
                                                                ---------
Total Corporate Obligations
  (Cost $810,451) (000)                                           803,022
                                                                ---------
Preferred Stock -- 0.5%
    Principal Financial Group
       5.563%, 12/31/49 (b)                        43               4,282
                                                                ---------
Total Preferred Stock
  (Cost $4,329) (000)                                               4,282
                                                                ---------
Bank Loan Obligations -- 6.6%
    Energy Future Holdings
       4.250%, 06/19/16                        43,100              43,082
    Lee Enterprises
       7.250%, 03/31/19                        14,900              14,925
                                                                ---------
Total Bank Loan Obligations
  (Cost $58,176) (000)                                             58,007
                                                                ---------
Time Deposit -- 3.4%
    Brown Brothers Harriman, 0.030%,
      07/01/15                                 30,615              30,615
                                                                ---------
Total Time Deposit
  (Cost $30,615) (000)                                             30,615
                                                                ---------
Total Investments -- 101.7%
  (Cost $903,571) (000) +                                       $ 895,926
                                                                =========

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:


INVESTMENTS IN SECURITIES      LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations        $     --    $ 803,022     $   --     $ 803,022
 Preferred Stock                 4,282           --         --         4,282
 Bank Loan Obligations              --       58,007         --        58,007
 Time Deposit                   30,615           --         --        30,615
                              --------    ---------     ------     ---------
Total Investments in
 Securities                   $ 34,897    $ 861,029     $   --     $ 895,926
                              ========    =========     ======     =========

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $880,712 (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Variable rate security - Rate disclosed is the rate in effect on June 30, 2015.

+ At June 30, 2015, the tax basis cost of the Fund's investments was $903,571 (000) and the unrealized appreciation and depreciation were $798
     (000) and ($8,443) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" have been rounded to $0.

RPF-QH-001-1000

[GRAPHIC OMITTED]                          RIVERPARK LONG/SHORT OPPORTUNITY FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES           VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 93.8%**
  Consumer Discretionary -- 20.1%
    CarMax*                                    21,199            $  1,404
    Discovery Communications, Cl C* (c)        56,130               1,745
    Dollar Tree* (b) (c)                       17,641               1,393
    Dollarama ^                                48,590               2,945
    Imax* (c)                                  51,844               2,088
    Las Vegas Sands (b) (c)                    73,407               3,859
    Melco Crown Entertainment ADR              69,144               1,357
    Priceline Group* (b) (c)                    3,338               3,843
    Rentrak* (c)                               20,234               1,412
    Starbucks (c)                              54,211               2,907
    Walt Disney (b) (c)                         4,672                 533
                                                                ---------
                                                                   23,486
                                                                ---------
  Energy -- 9.8%
    Cabot Oil & Gas (b) (c)                    48,132               1,518
    EOG Resources                              31,657               2,772
    Helmerich & Payne                          16,313               1,149
    Schlumberger (b) (c)                       29,454               2,539
    Southwestern Energy* (b) (c)              152,818               3,473
                                                                ---------
                                                                   11,451
                                                                ---------
  Financials -- 31.9%
    Affiliated Managers Group*                 13,848               3,027
    American Express (c)                       23,985               1,864
    American Tower REIT, Cl A (b) (c)          31,407               2,930
    Charles Schwab (c)                        120,633               3,939
    CME Group, Cl A (b) (c)                    25,718               2,393
    Equinix (c)                                17,914               4,550
    Intercontinental Exchange                   5,686               1,272
    Realogy Holdings* (c)                     117,375               5,484
    TD Ameritrade Holding (c)                  99,475               3,663
    The Blackstone Group LP (a) (c)           201,211               8,223
                                                                ---------
                                                                   37,345
                                                                ---------
  Health Care -- 4.6%
    Intuitive Surgical* (c)                     3,429               1,661
    Perrigo                                    20,287               3,750
                                                                ---------
                                                                    5,411
                                                                ---------
  Information Technology -- 23.4%
    Alliance Data Systems* (b) (c)              7,475               2,182
    Apple (b) (c)                              23,034               2,889
    eBay* (b)                                   6,957                 419
    Facebook, Cl A*                            40,389               3,464
    Google, Cl A* (b) (c)                       5,621               3,036
    Google, Cl C* (b) (c)                       5,615               2,923
    Mastercard, Cl A (b) (c)                   29,973               2,802
    QUALCOMM (b) (c)                           30,352               1,901
    Trimble Navigation* (c)                    89,026               2,088
    Visa, Cl A (b) (c)                         51,164               3,436
    WebMD Health, Cl A*                        50,529               2,237
                                                                ---------
                                                                   27,377
                                                                ---------

--------------------------------------------------------------------------------
                                            SHARES/FACE
DESCRIPTION                                AMOUNTS (000)        VALUE (000)
--------------------------------------------------------------------------------
  Materials -- 2.7%
    Monsanto (c)                               29,106           $   3,102
                                                                ---------
  Telecommunication Services -- 1.3%
    SBA Communications, Cl A* (b) (c)          13,584               1,562
                                                                ---------
Total Common Stock
  (Cost $86,626) (000)                                            109,734
                                                                ---------
Time Deposit -- 9.4%
    Brown Brothers Harriman, 0.030%,
      07/01/15                               $ 10,992              10,992
                                                                ---------
Total Time Deposit
  (Cost $10,992) (000)                                             10,992
                                                                ---------
Total Investments -- 103.2%
  (Cost $97,618) (000) +                                        $ 120,726
                                                                =========
Schedule of Securities Sold Short
Common Stock -- (45.6)%
  Consumer Discretionary -- (19.6)%
    Abercrombie & Fitch, Cl A                 (41,812)          $    (899)
    Amazon.com*                                (1,054)               (458)
    Apollo Education Group, Cl A*             (22,316)               (287)
    Best Buy                                  (36,416)             (1,188)
    CBS, Cl B                                 (12,461)               (692)
    Crocs*                                    (53,705)               (790)
    DeVry Education Group                     (13,761)               (412)
    Dick's Sporting Goods                     (14,162)               (733)
    GameStop, Cl A                            (10,991)               (472)
    Gannett*                                  (10,584)               (148)
    Gap                                       (22,670)               (865)
    Garmin                                    (12,551)               (551)
    GNC Holdings, Cl A                        (12,654)               (563)
    Guess?                                    (41,709)               (800)
    Hibbett Sports*                           (15,177)               (707)
    K12*                                      (39,572)               (501)
    Kohl's                                    (15,602)               (977)
    Live Nation Entertainment*                (25,180)               (692)
    Lululemon Athletica*                      (14,524)               (948)
    Michael Kors Holdings*                     (5,451)               (230)
    Noodles, Cl A*                            (29,449)               (430)
    Omnicom Group                              (8,661)               (602)
    Potbelly*                                 (45,365)               (556)
    Publicis Groupe                            (9,195)               (680)
    Scripps Networks Interactive, Cl A        (13,897)               (908)
    Six Flags Entertainment                   (16,348)               (733)
    Sony ADR                                  (31,374)               (891)
    Staples                                   (46,717)               (715)
    Starz - Liberty Capital*                  (23,054)             (1,031)
    Strayer Education*                         (8,676)               (374)
    TEGNA                                     (21,168)               (679)

[GRAPHIC OMITTED]                          RIVERPARK LONG/SHORT OPPORTUNITY FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES           VALUE (000)
--------------------------------------------------------------------------------
    Thomson Reuters                           (17,521)           $   (667)
    Viacom, Cl B                              (15,801)             (1,021)
    WPP                                       (32,486)               (728)
                                                                ---------
                                                                  (22,928)
                                                                ---------
  Consumer Staples -- (1.4)%
    Coca-Cola                                 (27,589)             (1,082)
    Kroger                                     (8,339)               (605)
                                                                ---------
                                                                   (1,687)
                                                                ---------
  Financials -- (1.8)%
    Green Dot, Cl A*                          (49,047)               (938)
    Iron Mountain REIT                        (36,163)             (1,121)
                                                                ---------
                                                                   (2,059)
                                                                ---------
  Health Care -- (0.6)%
    Cerner*                                   (10,373)               (716)
                                                                ---------
  Industrials -- (2.9)%
    Generac Holdings*                         (13,108)               (521)
    Hertz Global Holdings*                    (24,111)               (437)
    Nielsen                                   (25,063)             (1,122)
    Pitney Bowes                              (33,037)               (687)
    Tyco International                        (15,687)               (604)
                                                                ---------
                                                                   (3,371)
                                                                ---------
  Information Technology -- (15.4)%
    Activision Blizzard                       (33,334)               (807)
    Akamai Technologies*                      (10,333)               (721)
    Alibaba Group Holding ADR*                (10,276)               (845)
    Cimpress*                                 (13,352)             (1,124)
    Corning                                   (32,665)               (644)
    Flextronics International*                (73,273)               (829)
    Hewlett-Packard                           (39,487)             (1,185)
    Infosys ADR                               (55,024)               (872)
    Intel                                     (27,503)               (837)
    International Business Machines            (4,120)               (670)
    j2 Global                                 (14,528)               (987)
    Lexmark International, Cl A               (25,814)             (1,141)
    NetSuite*                                  (3,064)               (281)
    NVIDIA                                    (33,070)               (665)
    Oracle                                    (16,166)               (652)
    Rackspace Hosting*                        (22,872)               (851)
    salesforce.com inc*                        (8,816)               (614)
    SAP ADR                                    (9,480)               (666)
    ServiceNow*                                (5,132)               (381)
    Splunk*                                    (5,056)               (352)
    Teradata*                                 (14,912)               (552)
    Western Union                             (56,132)             (1,141)
    Zillow Group, Cl A*                       (13,974)             (1,212)
                                                                ---------
                                                                  (18,029)
                                                                ---------
  Materials -- (0.5)%
    Glencore ***                             (133,403)               (535)
                                                                ---------

--------------------------------------------------------------------------------
                                              SHARES/
DESCRIPTION                                  CONTRACTS         VALUE (000)
--------------------------------------------------------------------------------
  Telecommunication Services -- (3.4)%
    AT&T                                      (38,165)          $  (1,356)
    CenturyLink                               (28,913)               (849)
    Cogent Communications Holdings            (18,976)               (642)
    Verizon Communications                    (24,364)             (1,136)
                                                                ---------
                                                                   (3,983)
                                                                ---------
Total Common Stock
  (Proceeds $53,777) (000)                                        (53,308)
                                                                ---------
Total Securities Sold Short
  (Proceeds $53,777) (000) ++                                   $ (53,308)
                                                                =========
Schedule of Open Options Purchased
Purchased Options -- 0.1%* #
   Akami Technologies, Put Option
      Expires 01/15/16, Strike Price $55           53           $       6
   Apollo Group, Put Option
      Expires 01/15/16, Strike Price $27          104                 147
   Electronic Arts, Put Option
      Expires 01/15/16, Strike Price $40           85                   1
   Las Vegas Sands, Call Option
      Expires 01/15/16, Strike Price $77.50       406                   3
   Wynn Resorts, Call Option
      Expires 01/15/16, Strike Price $219         138                   1
                                                                ---------
Total Purchased Options
(Cost $260) (000) +++                                           $     158
                                                                =========
Schedule of Open Options Written
Written Options -- (0.3)%* #
   Akami Technologies, Call Option
      Expires 01/15/16, Strike Price $75          (53)          $     (19)
   Apollo Group, Call Option
      Expires 01/15/16, Strike Price $40         (104)                 --
   Electronic Arts, Call Option
      Expires 01/15/16, Strike Price $55          (85)               (114)
   Las Vegas Sands, Put Option
      Expires 01/15/16, Strike Price $50         (203)                (76)
   Melco Crown Entertainment, Put Option
      Expires 01/15/16, Strike Price $22.66      (238)                (99)
                                                                ---------
Total Written Options
(Premiums Received $207) (000) +++                              $    (308)
                                                                =========

# For the period ended June 30, 2015, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

[GRAPHIC OMITTED]                          RIVERPARK LONG/SHORT OPPORTUNITY FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund's investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities       Level 1      Level 2      Level 3       Total
--------------------------------------------------------------------------------
 Common Stock                 $ 109,734      $    --      $   --      $ 109,734
 Time Deposit                    10,992           --          --         10,992
                              ---------      -------      ------      ---------
Total Investments in
 Securities                   $ 120,726      $    --      $   --      $ 120,726
                              =========      =======      ======      =========

Securities Sold Short           Level 1      Level 2      Level 3       Total
--------------------------------------------------------------------------------
 Common Stock                 $(53,308)      $    --      $   --      $ (53,308)
                              ---------      -------      ------      ---------
Total Liabilities             $(53,308)      $    --      $   --      $ (53,308)
                              =========      =======      ======      =========

Other Financial
Instruments                     Level 1      Level 2      Level 3       Total
--------------------------------------------------------------------------------
Purchased Options             $    158       $    --      $   --      $     158
Written Options                   (308)           --          --           (308)
Total Return Swaps^                 --            --          --          --
                              ---------      -------      ------      ---------
Total Other Financial
  Instruments                 $   (150)      $    --      $   --      $    (150)
                              =========      =======      ======      =========

^ Total Return Swaps are valued at the unrealized appreciation
(depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2015. The swaps are considered Level 2.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[GRAPHIC OMITTED]                          RIVERPARK LONG/SHORT OPPORTUNITY FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at June 30, 2015 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Net
                                                                                                                       Unrealized
                                                                                                           Notional   Appreciation
                  Reference Entity/                                    Fund      Termination                Amount   (Depreciation)
Counterparty      Obligation                     Fund Pays           Receives       Date       Contracts    (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
  International   Alliance Data Systems  Fed Funds 1-Day - 0.45%   Total Return   09/11/15       2,156    $    629     $     -
Goldman Sachs
  International   American Tower REIT    Fed Funds 1-Day - 0.45%   Total Return   10/14/15       5,354         499           -
Goldman Sachs
  International   Apple                  Fed Funds 1-Day - 0.45%   Total Return   07/17/15       4,501         565           -
Goldman Sachs
  International   Cabot Oil & Gas        Fed Funds 1-Day - 0.45%   Total Return   10/14/15       8,601         271           -
Goldman Sachs
  International   CME Group              Fed Funds 1-Day - 0.45%   Total Return   10/14/15       7,191         669           -
Goldman Sachs
  International   Dollar Tree            Fed Funds 1-Day - 0.45%   Total Return   09/16/15      22,229       1,756           -
Goldman Sachs
  International   eBay                   Fed Funds 1-Day - 0.45%   Total Return   06/14/16      17,779       1,071           -
Goldman Sachs
  International   Google                 Fed Funds 1-Day - 0.45%   Total Return   09/10/15         810         429           -
Goldman Sachs
  International   Las Vegas Sands        Fed Funds 1-Day - 0.45%   Total Return   09/10/15       7,126         375           -
Goldman Sachs
  International   Mastercard             Fed Funds 1-Day - 0.45%   Total Return   09/03/15      19,358       1,810           -
Goldman Sachs
  International   Priceline Group        Fed Funds 1-Day - 0.45%   Total Return   06/06/16          66          76           -
Goldman Sachs
  International   QUALCOMM               Fed Funds 1-Day - 0.45%   Total Return   11/16/15       2,775         174           -
Goldman Sachs
  International   SBA Communications     Fed Funds 1-Day - 0.45%   Total Return   10/14/15         842          97           -
Goldman Sachs
  International   Schlumberger           Fed Funds 1-Day - 0.45%   Total Return   09/03/15      11,277         972           -
Goldman Sachs
  International   Southwestern Energy    Fed Funds 1-Day - 0.45%   Total Return   06/14/16      54,587       1,241           -
Goldman Sachs
  International   Visa                   Fed Funds 1-Day - 0.45%   Total Return   06/06/16       5,544         372           -
Goldman Sachs
  International   Walt Disney            Fed Funds 1-Day - 0.45%   Total Return   07/17/15      22,528       2,571           -
                                                                                                                        ------
                                                                                                                        $    -
                                                                                                                        ======

For the period ended June 30, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $116,942 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
***  Traded in British Pounds.
(a) Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $8,223 (000) or 7.0% of Net Assets.
(b)  Underlying security for a total return swap.
(c) Some or all is pledged as collateral for securities sold short and open options written in the total amount of $49,983 (000).

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2015, the tax basis cost of the Fund's investments was $97,618
     (000) and the unrealized appreciation and depreciation were $26,404 (000) and ($3,296) (000), respectively.

++ At June 30, 2015, the tax basis proceeds of the Fund's securities sold short was $53,777 (000) and the unrealized appreciation and depreciation were $4,791 (000) and ($4,322) (000), respectively.

+++ At June 30, 2015, the tax basis cost and premiums received of the Fund's options was $53 (000) and the unrealized appreciation and depreciation were $146 (000) and ($349) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-- " are $0 or have been rounded to $0.

RPF-QH-001-1000

[GRAPHIC OMITTED]                           RIVERPARK/GARGOYLE HEDGED VALUE FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 100.7%**
   Consumer Discretionary -- 14.2%
    Best Buy (a)                               21,948           $     716
    Cablevision Systems, Cl A (a)              48,400               1,159
    Ford Motor (a)                             57,380                 861
    GameStop, Cl A                             11,500                 494
    General Motors (a)                         20,100                 670
    Goodyear Tire & Rubber                      6,100                 184
    Las Vegas Sands (a)                         9,670                 509
    Lions Gate Entertainment (a)               28,181               1,044
    Michael Kors Holdings*                     22,000                 926
    Staples (a)                                64,895                 993
    Time Warner (a)                            11,230                 982
    Tribune Media, Cl A                        15,910                 849
    Viacom, Cl B                                6,400                 414
    Wolverine World Wide                       29,400                 837
                                                                ---------
                                                                   10,638
                                                                ---------
  Consumer Staples -- 5.1%
    Bunge                                      10,650                 935
    Herbalife* (a)                             21,100               1,162
    Molson Coors Brewing, Cl B (a)             12,315                 860
    Pilgrim's Pride (a)                        39,280                 902
                                                                ---------
                                                                    3,859
                                                                ---------
  Energy -- 11.2%
    Apache (a)                                  5,970                 344
    Chesapeake Energy (a)                      33,104                 370
    Kosmos Energy*                             46,700                 394
    Linn Energy                               103,000                 918
    National Oilwell Varco                     19,000                 917
    Oasis Petroleum* (a)                       16,200                 257
    Peabody Energy                             27,600                  60
    QEP Resources                              26,600                 492
    SM Energy                                  18,500                 853
    Superior Energy Services (a)               41,943                 883
    Tesoro (a)                                  9,952                 840
    Valero Energy (a)                          17,470               1,094
    Western Refining (a)                       23,530               1,026
                                                                ---------
                                                                    8,448
                                                                ---------
  Financials -- 15.7%
    Bank of New York Mellon (a)                 9,318                 391
    CIT Group                                  20,540                 955
    Erie Indemnity, Cl A (a)                   11,731                 962
    FNF Group (a)                              33,300               1,232
    Genworth Financial, Cl A* (a)              36,050                 273
    Hartford Financial Services Group          23,000                 956
    Intercontinental Exchange (a)               4,490               1,004
    Jones Lang LaSalle (a)                      5,730                 980
    Leucadia National (a)                      32,228                 783
    MGIC Investment*                           90,582               1,031
    NASDAQ OMX Group (a)                        6,704                 327



--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES           VALUE (000)
--------------------------------------------------------------------------------
    Navient (a)                                50,200           $     914
    Ocwen Financial* (a)                        7,800                  79
    Old Republic International                 46,500                 727
    Radian Group (a)                           62,400               1,171
                                                                ---------
                                                                   11,785
                                                                ---------
  Health Care -- 12.1%
    Allergan*                                   3,000                 911
    Allscripts Healthcare Solutions* (a)       19,310                 264
    Community Health Systems*                  18,000               1,134
    Gilead Sciences                             9,500               1,112
    Medivation*                                 7,200                 822
    Merck                                      16,000                 911
    Mylan* (a)                                  5,000                 339
    Myriad Genetics* (a)                       21,587                 734
    Perrigo (a)                                 6,320               1,168
    United Therapeutics* (a)                    9,831               1,710
                                                                ---------
                                                                    9,105
                                                                ---------
  Industrials -- 13.1%
    Delta Air Lines (a)                        18,807                 772
    Huntington Ingalls Industries (a)           9,900               1,115
    Joy Global (a)                             19,250                 697
    Macquarie Infrastructure                   11,200                 925
    Manpowergroup (a)                          11,950               1,068
    Owens Corning (a)                          30,100               1,242
    Pentair (a)                                13,270                 912
    SPX (a)                                     8,930                 647
    Terex (a)                                  34,200                 795
    United Continental Holdings*               15,200                 806
    United Rentals*                            10,000                 876
                                                                ---------
                                                                    9,855
                                                                ---------
  Information Technology -- 18.8%
    ARRIS Group* (a)                           33,800               1,034
    Brocade Communications Systems (a)         16,730                 199
    Computer Sciences (a)                      11,971                 786
    First Solar* (a)                           14,773                 694
    Flextronics International* (a)             94,031               1,064
    Harris (a)                                 14,300               1,100
    Hewlett-Packard (a)                        26,650                 800
    IAC (a)                                    13,890               1,106
    Itron* (a)                                  4,918                 169
    Lexmark International, Cl A (a)             5,600                 247
    Micron Technology* (a)                     30,700                 578
    NCR* (a)                                   27,200                 819
    NVIDIA (a)                                 37,300                 750
    ON Semiconductor* (a)                      98,100               1,147
    Oracle (a)                                 12,200                 491
    PTC* (a)                                   25,500               1,046
    Sohu.com* (a)                               3,604                 213
    VeriSign* (a)                              16,730               1,033
    Vishay Intertechnology (a)                  4,633                  54
    Yahoo!*                                    20,000                 786
                                                                ---------
                                                                   14,116
                                                                ---------

[GRAPHIC OMITTED]                           RIVERPARK/GARGOYLE HEDGED VALUE FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              SHARES/
DESCRIPTION                                  CONTRACTS         VALUE (000)
--------------------------------------------------------------------------------
  Materials -- 4.7%
    Axiall (a)                                 20,820           $     751
    Cabot                                      13,000                 485
    Freeport-McMoRan (a)                       11,500                 214
    LyondellBasell Industries, Cl A             6,600                 683
    Newmont Mining (a)                         35,341                 826
    Tronox, Cl A (a)                           37,560                 549
                                                                ---------
                                                                    3,508
                                                                ---------
  Telecommunication Services -- 2.7%
    CenturyLink (a)                            23,210                 682
    Telephone & Data Systems (a)               26,326                 774
    United States Cellular* (a)                15,502                 584
                                                                ---------
                                                                    2,040
                                                                ---------
  Utilities -- 3.1%
    AES                                        62,400                 828
    Calpine* (a)                               45,600                 820
    Dynegy*                                    15,900                 465
    NRG Energy                                 10,400                 238
                                                                ---------
                                                                    2,351
                                                                ---------
Total Common Stock
  (Cost $70,324) (000)                                             75,705
                                                                ---------
Total Investments -- 100.7%
  (Cost $70,324) (000) +                                        $  75,705
                                                                =========
Schedule of Open Options Written
Written Options -- (1.1)% * +++
   CBOE Russell 2000 Index, Call Option
      Expires 08/21/15, Strike Price $1,270       (29)          $     (67)
      Expires 08/21/15, Strike Price $1,280       (12)                (22)
      Expires 08/21/15, Strike Price $1,300       (24)                (25)
      Expires 07/17/15, Strike Price $1,270       (58)                (68)
      Expires 07/17/15, Strike Price $1,280       (12)                 (9)
      Expires 08/21/15, Strike Price $1,260       (33)                (94)
   NASDAQ Euro Index, Call Option
      Expires 08/21/15, Strike Price $4,500        (3)                (16)
      Expires 08/21/15, Strike Price $4,475        (8)                (53)
      Expires 07/17/15, Strike Price $4,450        (2)                 (8)
   S&P 500 Index, Call Option
      Expires 07/17/15, Strike Price $2,140       (24)                 (4)
      Expires 07/17/15, Strike Price $2,100       (33)                (34)
      Expires 08/14/15, Strike Price $2,130        (8)                 (8)
      Expires 07/17/15, Strike Price $2,090       (34)                (49)
      Expires 08/21/15, Strike Price $2,090        (7)                (21)
      Expires 08/21/15, Strike Price $2,080       (20)                (68)
      Expires 08/21/15, Strike Price $2,100       (10)                (24)
      Expires 08/14/15, Strike Price $2,090       (12)                (32)
      Expires 08/07/15, Strike Price $2,100       (25)                (48)
      Expires 07/24/15, Strike Price $2,100       (43)                (58)
      Expires 07/10/15, Strike Price $2,130       (30)                 (4)
      Expires 08/07/15, Strike Price $2,110       (15)                (23)
      Expires 08/07/15, Strike Price $2,135       (20)                (14)


--------------------------------------------------------------------------------
DESCRIPTION                                   CONTRACTS         VALUE (000)
--------------------------------------------------------------------------------
      Expires 08/07/15, Strike Price $2,125       (31)          $     (31)
      Expires 08/07/15, Strike Price $2,120       (15)                (17)
                                                                ---------
Total Written Options
(Premiums Received $1,336) (000) ++                             $    (797)
                                                                =========

+++ For the period ended June 30, 2015, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities          Level 1    Level 2    Level 3    Total
--------------------------------------------------------------------------------
 Common Stock                     $ 75,705    $   --     $   --    $ 75,705
                                  --------    ------     ------    --------
Total Investments in
 Securities                       $ 75,705    $   --     $   --    $ 75,705
                                  ========    ======     ======    ========

Other Financial Instruments       Level 1     Level 2    Level 3    Total
--------------------------------------------------------------------------------
 Written Options                  $  (797)    $   --     $   --    $   (797)
                                  --------    ------     ------    --------
Total Other Financial
Instruments                       $  (797)    $   --     $   --    $   (797)
                                  ========    ======     ======    ========

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $75,211 (000).
*    Non-income producing security.
(a) Some or all is pledged as collateral for open options written in the total amount of $50,416 (000).

CBOE -- Chicago Board Options Exchange
Cl -- Class
NASDAQ -- National Association of Securities Dealers Automated Quotations S&P -- Standard & Poor's

+    At June 30, 2015, the tax basis cost of the Fund's investments was $70,324
     (000) and the unrealized appreciation and depreciation were $10,215 (000) and ($4,834) (000), respectively.

++ At June 30, 2015, the tax basis premiums received of the Fund's options was $1,336 (000) and the unrealized appreciation and depreciation were $541
     (000) and ($2) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1000

[GRAPHIC OMITTED]                                RIVERPARK STRUCTURAL ALPHA FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             FACE AMOUNT
                                                (000)/
DESCRIPTION                                   CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
U.S. Treasury Obligations -- 43.8%
    U.S. Treasury Bills (a) (b)
       0.010%, 07/02/15                       $ 1,400           $   1,400
       0.005%, 10/29/15                         2,000               2,000
       0.000%, 07/30/15                         1,500               1,500
       0.000%, 09/03/15                         1,500               1,500
                                                                ---------
Total U.S. Treasury Obligations
  (Cost $6,400) (000)                                               6,400
                                                                ---------
Time Deposit -- 34.2%
    Brown Brothers Harriman, 0.030%,
      07/01/15                                  5,002               5,002
                                                                ---------
Total Time Deposit
  (Cost $5,002) (000)                                               5,002
                                                                ---------
Total Investments -- 78.0%
  (Cost $11,402) (000) +                                        $  11,402
                                                                =========
Schedule of Open Options Purchased
Purchased Options -- 4.9%* +++
   CBOE S&P 500 Index, Call Option
      Expires 09/30/15, Strike Price $1,950        10           $     139
      Expires 12/31/15, Strike Price $2,025        10                 106
      Expires 11/30/15, Strike Price $2,100         6                  33
      Expires 03/31/16, Strike Price $2,100        15                 124
   NASDAQ Euro Index, Call Option
      Expires 06/17/16, Strike Price $4,475         4                 108
   S&P 500 Index, Call Option
      Expires 03/18/16, Strike Price $2,100        10                  80
      Expires 06/17/16, Strike Price $2,050        10                 126
                                                                ---------
Total Purchased Options
(Cost $841) (000) ++                                            $     716
                                                                =========
Schedule of Open Options Written
Written Options -- (3.5)% * +++
   CBOE S&P 500 Index, Call Option
      Expires 07/10/15, Strike Price $2,150        (2)          $      --
      Expires 07/10/15, Strike Price $2,140        (3)                 --
      Expires 07/31/15, Strike Price $2,120        (4)                 (4)
      Expires 07/24/15, Strike Price $2,180        (3)                 --
      Expires 07/24/15, Strike Price $2,170        (3)                 --
      Expires 03/31/16, Strike Price $2,200       (15)                (59)
      Expires 11/30/15, Strike Price $2,175        (6)                (14)
      Expires 09/30/15, Strike Price $2,125       (10)                (27)
      Expires 07/02/15, Strike Price $2,170        (3)                 --
      Expires 12/31/15, Strike Price $2,175       (10)                (30)
   CBOE S&P 500 Index, Put Option
      Expires 07/02/15, Strike Price $2,050        (3)                 (2)
      Expires 09/30/15, Strike Price $1,825        (5)                 (9)
      Expires 07/10/15, Strike Price $2,020        (3)                 (4)
      Expires 07/24/15, Strike Price $2,050        (3)                 (9)
      Expires 07/10/15, Strike Price $2,050        (2)                 (4)


--------------------------------------------------------------------------------
DESCRIPTION                                     CONTRACTS      VALUE (000)
--------------------------------------------------------------------------------
      Expires 12/31/15, Strike Price $1,875        (5)          $     (23)
      Expires 07/24/15, Strike Price $2,060        (3)                (10)
      Expires 07/31/15, Strike Price $2,000        (4)                 (8)
      Expires 03/31/16, Strike Price $1,950        (5)                (43)
      Expires 11/30/15, Strike Price $2,100        (2)                (21)
   NASDAQ Euro Index, Call Option
      Expires 06/17/16, Strike Price $4,825        (4)                (48)
   NASDAQ Euro Index, Put Option
      Expires 06/17/16, Strike Price $4,150        (2)                (47)
   S&P 500 Index, Call Option
      Expires 07/17/15, Strike Price $2,150        (3)                 --
      Expires 07/17/15, Strike Price $2,175        (3)                 --
      Expires 06/17/16, Strike Price $2,250       (10)                (36)
      Expires 03/18/16, Strike Price $2,250       (10)                (22)
   S&P 500 Index, Put Option
      Expires 07/17/15, Strike Price $2,030        (3)                 (6)
      Expires 06/17/16, Strike Price $1,875        (5)                (42)
      Expires 03/18/16, Strike Price $1,975        (5)                (45)
      Expires 07/17/15, Strike Price $2,000        (3)                 (4)
                                                                ---------
Total Written Options
(Premiums Received $731) (000) ++                               $    (517)
                                                                =========


+++ For the period ended June 30, 2015, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities            Level 1      Level 2    Level 3     Total
--------------------------------------------------------------------------------
 U.S. Treasury Obligations         $  6,400       $  --     $   --    $  6,400
 Time Deposit                         5,002          --         --       5,002
                                   --------       -----     ------    --------
Total Investments in
 Securities                        $ 11,402       $  --     $   --    $ 11,402
                                   ========       =====     ======    ========

Other Financial Instruments          Level 1      Level 2    Level 3     Total
--------------------------------------------------------------------------------
Purchased Options                   $   716       $  --     $   --    $    716
Written Options                        (517)         --         --        (517)
Futures^                                 --          --         --          --
     Unrealized Appreciation             40          --         --          40
                                   --------       -----     ------    --------
Total Other Financial Instruments   $   239       $  --     $   --    $    239
                                    =======       =====     ======    ========

^ Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[GRAPHIC OMITTED]                                RIVERPARK STRUCTURAL ALPHA FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

The open futures contracts held by the Fund at June 30, 2015 are as follows:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                   NUMBER OF                       UNREALIZED
                                 TYPE OF           CONTRACTS    EXPIRATION        APPRECIATION
COUNTERPARTY                     CONTRACT           SHORT          DATE           ($ THOUSANDS)
-----------------------------------------------------------------------------------------------
Interactive Brokers LLC    S&P 500 Index EMINI       (24)        Sep-2015             $  40
                                                                                      =====

For the period ended June 30, 2015, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $14,611 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b) Pledged as collateral for open options contracts in the total amount of $6,400 (000).

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

++ At June 30, 2015, the tax basis cost and premiums received of the Fund's options were $110 (000) and the unrealized appreciation and depreciation were $265 (000) and ($176) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

RPF-QH-001-1000

[GRAPHIC OMITTED]                                RIVERPARK STRATEGIC INCOME FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               FACE
                                              AMOUNT
DESCRIPTION                                    (000)           VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 76.0%
  Consumer Discretionary -- 15.9%
    American Achievement
       10.875%, 04/15/16 (a)                 $  5,385           $   5,129
    American Media
       11.500%, 12/15/17                        6,096               6,287
    Brightstar
       9.500%, 12/01/16 (a)                     8,077               8,319
    Caesars Entertainment Resort
      Properties
       8.000%, 10/01/20                         4,504               4,265
    Cambium Learning Group
       9.750%, 02/15/17                        12,432              12,618
    Carmike Cinemas
       7.375%, 05/15/19                         6,792               7,197
    Coach
       4.250%, 04/01/25                        14,505              13,958
    Ford Motor Credit
       1.461%, 03/27/17                         1,000                 996
    HT Intermediate Holdings
       12.000%, 05/15/19 (a)                    7,238               7,383
    LBI Media
       10.000%, 04/15/19 (a)                    7,845               8,139
    MHGE Parent
       8.500%, 08/01/19 (a)                     4,800               4,854
    Nathan's Famous
       10.000%, 03/15/20 (a)                   11,439              12,326
    Party City Holdings
       8.875%, 08/01/20                         6,408               6,873
    Postmedia Network
       12.500%, 07/15/18                        8,530               8,743
                                                                ---------
                                                                  107,087
                                                                ---------
  Consumer Staples -- 8.1%
    BI-LO
       9.250%, 02/15/19 (a)                     3,664               3,719
    Carolina Beverage Group
       10.625%, 08/01/18 (a)                    5,802               5,715
    Central Garden and Pet
       8.250%, 03/01/18                        12,329              12,656
    Simmons Foods
       7.875%, 10/01/21 (a)                     8,790               8,109
    Southern States Cooperative
       10.000%, 08/15/21 (a)                    9,998               9,398
    Sysco
       4.350%, 10/02/34                         1,183               1,195
       3.000%, 10/02/21                         2,146               2,167
    Tops Holding
       8.875%, 12/15/17                         1,266               1,324
    US Foods
       8.500%, 06/30/19                         9,701              10,138
                                                                ---------
                                                                   54,421
                                                                ---------

--------------------------------------------------------------------------------
                                               FACE
                                              AMOUNT
DESCRIPTION                                    (000)           VALUE (000)
--------------------------------------------------------------------------------
  Energy -- 1.7%
    Drill Rigs Holdings
       6.500%, 10/01/17 (a)                   $   490           $     432
    Express Pipeline
       7.390%, 12/31/17 (a)                     1,337               1,403
    Helmerich & Payne International
      Drilling
       4.650%, 03/15/25 (a)                     4,000               4,137
    Sanjel
       7.500%, 06/19/19                         2,700               2,005
    Westmoreland Coal
       8.750%, 01/01/22 (a)                     4,081               3,816
                                                                ---------
                                                                   11,793
                                                                ---------
  Financials -- 10.7%
    Consolidated-Tomoka Land
       4.500%, 03/15/20 (a)                     6,775               7,309
    Denali Borrower
       5.625%, 10/15/20 (a)                     5,000               5,269
    Homefed
       6.500%, 06/30/18 (a)                    24,500              24,500
    Hunt Cos
       9.625%, 03/01/21 (a)                    16,977              17,571
    Lender Processing Services
       5.750%, 04/15/23                         7,191               7,605
    Prospect Capital
       5.750%, 03/15/18                         5,000               5,031
    Toll Road Investors Partnership
       4.189%, 02/15/45 (a) (b)                 7,396               1,534
    Toll Road Investors Partnership II
       6.613%, 02/15/25 (a) (b)                 5,700               3,046
                                                                ---------
                                                                   71,865
                                                                ---------
  Health Care -- 6.7%
    Mylan
       7.875%, 07/15/20 (a)                    29,039              30,251
    Prospect Medical Holdings
       8.375%, 05/01/19 (a)                    13,986              14,914
                                                                ---------
                                                                   45,165
                                                                ---------
  Industrials -- 14.9%
    Acuity Brands Lighting
       6.000%, 12/15/19                         1,000               1,100
    America West Airlines Pass-Through
      Trust, Ser 2000-1
       8.057%, 07/02/20                           678                 763
    Continental Airlines Pass-Through
      Trust, Ser 1999-2, Cl C2
       6.236%, 03/15/20                           633                 684
    Continental Airlines Pass-Through
      Trust, Ser 2000-2, Cl A1
       7.707%, 04/02/21                         3,860               4,239
    Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
       5.983%, 04/19/22                         1,253               1,397
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                    6,835               7,109

[GRAPHIC OMITTED]                                RIVERPARK STRATEGIC INCOME FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               FACE
                                              AMOUNT
DESCRIPTION                                    (000)           VALUE (000)
--------------------------------------------------------------------------------
    HC2 Holdings
       11.000%, 12/01/19 (a)                 $ 19,515           $  20,003
    Hyva Global
       8.625%, 03/24/16 (a)                     8,409               8,167
    Jac Holding
       11.500%, 10/01/19 (a)                    1,945               2,008
    PaperWorks Industries
       9.500%, 08/15/19 (a)                    10,472              10,459
    Quad
       7.000%, 05/01/22                         9,240               9,032
    Techniplas
       10.000%, 05/01/20 (a)                    5,720               5,777
    Tempel Steel
       12.000%, 08/15/16 (a)                    9,892               9,422
    VWR Funding
       7.250%, 09/15/17                        10,838              11,231
    Waste Italia
       10.500%, 11/15/19 (a)                    9,067               8,845
                                                                ---------
                                                                  100,236
                                                                ---------
  Information Technology -- 2.2%
    Fidelity National Information Services
       5.000%, 03/15/22                         3,925               4,147
    Fiserv
       3.500%, 10/01/22                         3,275               3,265
    Leidos
       7.125%, 07/01/32                         6,833               7,122
                                                                ---------
                                                                   14,534
                                                                ---------
  Materials -- 9.5%
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                     8,670               8,686
    Hardwoods Acquisition
       7.500%, 08/01/21 (a)                     4,755               4,612
    Hexion US Finance
       6.625%, 04/15/20                        12,471              11,505
    Lansing Trade Group
       9.250%, 02/15/19 (a)                    16,624              16,333
    NWH Escrow
       7.500%, 08/01/21 (a)                     5,457               5,157
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                    9,745               9,855
    Verso Paper Holdings
       11.750%, 01/15/19                       13,389               8,045
                                                                ---------
                                                                   64,193
                                                                ---------
  Telecommunication Services -- 6.3%
    Cox Communications
       5.500%, 10/01/15                        13,000              13,147
    Goodman Networks
       12.125%, 07/01/18                       11,740               9,509
    Qwest
       6.750%, 12/01/21                         5,000               5,526


--------------------------------------------------------------------------------
                                               Face
                                              Amount
                                              (000)/
Description                                   Shares           Value (000)
--------------------------------------------------------------------------------
    SBA Tower Trust
       3.598%, 04/15/18 (a)                 $   6,085           $   6,079
    Telesat Canada
       6.000%, 05/15/17 (a)                     7,924               8,073
                                                                ---------
                                                                   42,334
                                                                ---------
Total Corporate Obligations
  (Cost $523,997) (000)                                           511,628
                                                                ---------
Asset-Backed Securities -- 3.1%
  Other Asset-Backed Securities -- 3.1%
    Applebee's, Ser 2014-1, Cl A2
       4.277%, 09/05/44 (a)                     2,500               2,538
    Countrywide Asset-Backed
      Certificates, Ser 2006-SPS1, Cl A
       0.375%, 12/25/25 (c)                       166                 482
    Countrywide Asset-Backed
      Certificates, Ser 2006-SPS2, Cl A
       0.507%, 05/25/26 (c)                       639               1,334
    Master Asset Vehicle II,
      Ser 2009-2U, Cl A1
       0.215%, 07/15/56 (b) (c)                17,829              16,714
                                                                ---------
Total Asset-Backed Securities
  (Cost $20,434) (000)                                             21,068
                                                                ---------
Commercial Paper -- 3.0%
    Ford Motor Credit
       0.940%, 10/06/15 (b)
         (Cost $19,950) (000)                  20,000              19,970
                                                                ---------
Mortgage-Backed Securities -- 1.1%
  Non-Agency Mortgage-Backed
   Obligations -- 1.1%
    Structured Asset Mortgage
      Investments II Trust, Ser 2005-AR8,
      Cl A4
       1.664%, 02/25/36 (c)                     7,860               4,009
    Structured Asset Mortgage
      Investments II Trust, Ser 2006-AR3,
      Cl 12A3
       0.457%, 05/25/36 (c)                     8,533               3,541
                                                                ---------
Total Mortgage-Backed Securities
  (Cost $7,363) (000)                                               7,550
                                                                ---------
Preferred Stock -- 0.5%
    Southwestern Energy
       6.250%, 01/15/18
         (Cost $3,568) (000)                       71               3,505
                                                                ---------

[GRAPHIC OMITTED]                                RIVERPARK STRATEGIC INCOME FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             NUMBER OF
                                              WARRANTS/
                                                FACE
                                               AMOUNT
                                               (000)/
                                               SHARES/
DESCRIPTION                                   CONTRACTS         VALUE (000)
--------------------------------------------------------------------------------
Warrant -- 0.0%
    Lee Enterprises*
      (Cost $--) (000)                         96,200           $     149
                                                                ---------
Bank Loan Obligations -- 6.6%
    Eastman Kodak
       10.750%, 09/03/20                      $ 1,600               1,591
    Energy Future Holdings
       4.250%, 06/19/16                        11,400              11,395
    Hampton Rubber
       5.000%, 03/27/21                         4,568               4,112
    Lee Enterprises
       12.000%, 12/15/22                        6,280               6,657
       7.250%, 03/31/19                         3,276               3,281
    Marsico Holdings
       5.313%, 12/31/22                        16,268               2,495
    Maueser-Werke
       8.250%, 07/31/22                         6,500               6,443
    Newpage
       9.500%, 02/11/21                        10,364               8,395
                                                                ---------
Total Bank Loan Obligations
  (Cost $49,990) (000)                                             44,369
                                                                ---------
Time Deposit -- 8.0%
    Brown Brothers Harriman,
      0.030%, 07/01/15
       (Cost $53,606) (000)                    53,606              53,606
                                                                ---------
Total Investments -- 98.3%
  (Cost $678,908) (000) +                                       $ 661,845
                                                                =========
Schedule of Securities Sold Short
Registered Investment Company -- (0.2)%
  Exchange Traded Fund -- (0.2)%
    SPDR Barclays High Yield Bond ETF         (30,000)          $  (1,153)
                                                                ---------
Total Registered Investment Company
  (Proceeds $1,172) (000)                                          (1,153)
                                                                ---------
Total Securities Sold Short
  (Proceeds $1,172) (000) ++                                    $  (1,153)
                                                                =========
Schedule of Open Options Written
Written Options -- 0.0%* #
   iShares iBoxx $ High Yield Corporate Bond
    ETF, Call Option
      Expires 12/18/15, Strike Price $89       (1,000)         $     (105)
      Expires 09/18/15, Strike Price $90         (500)                (22)


--------------------------------------------------------------------------------
DESCRIPTION                                   CONTRACTS         VALUE (000)
--------------------------------------------------------------------------------
     Southwestern Energy, Call Option
       Expires 12/18/15, Strike Price $26        (250)          $     (28)
     SPDR Barclays High Yield Bond ETF, Call
       Option
         Expires 09/18/15, Strike Price $37       (92)          $     (13)
                                                                ---------
Total Written Options
(Premiums Received $238) (000) +++                              $    (168)
                                                                =========

# For the period ended June 30, 2015, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015 is as follows:

                                                                         UNREALIZED
                            SETTLEMENT    CURRENCY TO     CURRENCY TO   DEPRECIATION
COUNTERPARTY                   DATE      DELIVER (000)   RECEIVE (000)     (000)
------------------------------------------------------------------------------------
Brown Brothers Harriman      7/8/15        EUR 8,415       USD 9,359     $    (23)
                                                                         ========

For the period ended June 30, 2015, the total amount of open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund's investments, securities sold short and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities         Level 1      Level 2     Level 3     Total
--------------------------------------------------------------------------------
 Corporate Obligations           $     --     $ 511,628    $   --    $ 511,628
 Asset-Backed Securities               --        21,068        --       21,068
 Commercial Paper                      --        19,970        --       19,970
 Mortgage-Backed Securities            --         7,550        --        7,550
 Preferred Stock                       --         3,505        --        3,505
 Warrant                               --           149        --          149
 Bank Loan Obligations                 --        44,369        --       44,369
 Time Deposit                      53,606            --        --       53,606
                                 --------     ---------    ------    ---------
Total Investments in
 Securities                      $ 53,606     $ 608,239    $   --    $ 661,845
                                 ========     =========    ======    =========

Securities Sold Short             Level 1      Level 2     Level 3   Total
--------------------------------------------------------------------------------
 Registered Investment
  Company                        $ (1,153)    $      --    $   --    $  (1,153)
                                 --------     ---------    ------    ---------
Total Securities Sold Short      $ (1,153)    $      --    $   --    $  (1,153)
                                 ========     =========    ======    =========

Other Financial Instruments       Level 1     Level 2      Level 3    Total
--------------------------------------------------------------------------------
Written Options                  $   (168)    $      --    $   --    $    (168)
Forwards**
     Unrealized Depreciation          (23)           --        --          (23)
                                 --------     ---------    ------    ---------
Total Other Financial
     Instruments                 $   (191)    $      --    $   --    $    (191)
                                 ========     =========    ======    =========

** Forward contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[GRAPHIC OMITTED]                                RIVERPARK STRATEGIC INCOME FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

     Percentages are based on Net Assets of $672,979 (000).
*    Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on June 30, 2015.

Cl -- Class
ETF -- Exchange Traded Fund
EUR -- Euro
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipt
USD -- United States Dollar

+ At June 30, 2015, the tax basis cost of the Fund's investments was $678,908 (000) and the unrealized appreciation and depreciation were $4,213
     (000) and ($21,276) (000), respectively.

++ At June 30, 2015 the tax basis proceeds of the Fund's securities sold short was $1,172 (000) and the unrealized appreciation and depreciation were $19 (000) and ($0) (000), respectively.

+++ At June 30, 2015 the tax basis premiums received of the Fund's written options was $238 (000) and the unrealized appreciation and depreciation were $72 (000) and ($2) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.












RPF-QH-001-1000

[GRAPHIC OMITTED]                                   RIVERPARK FOCUSED VALUE FUND
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               SHARES/
                                                FACE
                                               AMOUNT
DESCRIPTION                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 86.9%
  Consumer Discretionary -- 21.7%
    AutoZone*                                     500           $     333
    Las Vegas Sands                            26,200               1,377
    Liberty Global, Cl A*                      17,600                 952
    Liberty Interactive QVC Group, Cl A*       19,700                 547
    McDonald's                                  7,500                 713
                                                                ---------
                                                                    3,922
                                                                ---------
  Energy -- 16.2%
    Helmerich & Payne                          11,500                 810
    Magellan Midstream Partners LP (a)          6,400                 469
    Marathon Petroleum                         25,600               1,339
    National Oilwell Varco                      6,400                 309
                                                                ---------
                                                                    2,927
                                                                ---------
  Financials -- 9.0%
    American Tower REIT, Cl A                   5,900                 550
    KKR & Co., LP (a)                          15,900                 364
    The Blackstone Group LP (a)                17,400                 711
                                                                ---------
                                                                    1,625
                                                                ---------
  Health Care -- 12.6%
    Express Scripts Holding*                   15,100               1,343
    Valeant Pharmaceuticals International*      4,200                 933
                                                                ---------
                                                                    2,276
                                                                ---------
  Industrials -- 3.0%
    Macquarie Infrastructure                    6,600                 545
                                                                ---------
  Information Technology -- 7.8%
    Western Digital                            17,900               1,404
                                                                ---------
  Materials -- 10.6%
    CF Industries Holdings                     21,500               1,382
    Praxair                                     4,500                 538
                                                                ---------
                                                                    1,920
                                                                ---------
  Utilities -- 6.0%
    Calpine*                                   59,900               1,078
                                                                ---------
Total Common Stock
  (Cost $15,862) (000)                                             15,697
                                                                ---------
Time Deposit -- 14.4%
    Brown Brothers Harriman,
      0.030%, 07/01/15
       (Cost $2,599) (000)                   $  2,599               2,599
                                                                ---------
Total Investments -- 101.3%
  (Cost $18,461) (000) +                                        $  18,296
                                                                =========

As of June 30, 2015, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $18,059 (000).
*    Non-income producing security.
(a) Security considered Master Limited Partnership. At June 30, 2015, these securities amounted to $1,544 (000) or 8.5% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2015, the tax basis cost of the Fund's investments was $18,461
     (000) and the unrealized appreciation and depreciation were $422 (000) and ($587) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








RPF-QH-001-1000

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverPark Funds Trust

By (Signature and Title)*               /s/ Morty Schaja
                                        -------------------------------------
                                        Morty Schaja
                                        President
Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Morty Schaja
                                        -------------------------------------
                                        Morty Schaja
                                        President
Date: August 27, 2015

By (Signature and Title)*               /s/ Rami Abdel-Rahman
                                        -------------------------------------
                                        Rami Abdel-Rahman
                                        Chief Financial Officer and Treasurer

Date August 27, 2015

* Print the name and title of each signing officer under his or her signature.